January 15, 2004

VIA EDGAR
=========

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C.  20549

Re:	Managers Trust II
	File Nos. 333-110232; 811-6431


Commissioners:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), Managers Trust II (the "Trust") hereby certifies that:

(1) the form of Prospectus/Proxy Statement and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 1 to the Trust's Registration Statement on Form N-14 (SEC 1933 Act File No. 333-110232) (the "Amendment"), constituting the most recent amendment to the Trust's Registration Statement on Form N-14; and

(2) the text of the Amendment was filed electronically with the Securities and Exchange Commission on December 18, 2003, with an effective date of December 18, 2003.


Very truly yours,

Managers Trust II

By:	/s/ Donald S. Rumery
	--------------------
	Donald S. Rumery
	Treasurer



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